Document and Entity Information	Sep. 07, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2022
Entity File Number	001-39636
Entity Registrant Name	LEFTERIS ACQUISITION CORP.
Entity Central Index Key	0001822873
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2646550
Entity Address, Address Line One	292 Newbury Street
Entity Address, Address Line Two	Suite 293
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02115
City Area Code	617
Local Phone Number	510-1991
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	LFTRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	LFTR
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	LFTRW
Security Exchange Name	NASDAQ